Prepaid Expenses	9 Months Ended
Aug. 31, 2019
Disclosure Check Received And Not Cleared Abstract
Prepaid Expenses

NOTE E – PREPAID EXPENSES

During the period ended August 31, 2019, prepaid expenses of $1,275 accounted towards accounting and filing fees.

Prepaid expenses as of August 31, 2019 and November 30, 2018 is $1,275 and $0 respectively.